Document And Entity Information	Jul. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2021
Entity Registrant Name	KALEIDO BIOSCIENCES, INC.
Entity Central Index Key	0001751299
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38822
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	47-3048279
Entity Address, Address Line One	65 Hayden Avenue
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	617
Local Phone Number	674-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	KLDO
Security Exchange Name	NASDAQ